Basis of preparation:	12 Months Ended
Dec. 31, 2022
Basis of preparation:
Basis of preparation:

2.    Basis of preparation:

(a)	Statement of compliance:

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

These consolidated financial statements for the year ended December 31, 2022 were approved by the Board of Directors on March 23, 2023.

The financial statements have been prepared on an historical cost basis, except for certain of the Company’s accounting policies and disclosures that require the determination of fair value, namely:

●	Liabilities related to cash-settled share-based arrangements and stock-based compensation, which are measured at fair value on grant date pursuant to IFRS 2, Share-based payments.
●	Lease liabilities, which are initially measured at the present value of minimum lease payments.
(b)	Basis of measurement:

In establishing the fair value, the Company uses a fair value hierarchy based on levels as defined below:

●	Level 1: defined as observable inputs such as quoted prices in active markets.
●	Level 2: defined as inputs other than quoted prices in active markets that are either directly or indirectly observable.
●	Level 3: defined as inputs that are based on little or no little observable market data, therefore requiring entities to develop their own assumptions.

2.Basis of preparation (continued):

(c)	Functional and presentation currency:

Items included in the consolidated financial statements of the Company are measured using the currency of the primary economic environment in which the Company operates (the functional currency). These consolidated financial statements are presented in US dollars, which is the Company’s functional and presentation currency for all years presented.

(d)	Use of estimates and judgments:

The preparation of the consolidated financial statements in accordance with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. The reported amounts and note disclosures reflect management’s best estimate of the most probable set of economic conditions and planned course of actions. Actual results may differ from these estimates.

A critical judgment in applying accounting policies that has the most significant effect on the amounts recognized in the consolidated financial statements relates to the use of the going concern basis of preparation of the financial statements. At the end of each reporting period, management assesses the basis of preparation of the financial statements. These financial statements have been prepared on a going concern basis in accordance with IFRS. The going concern basis of presentation assumes that the Company will continue its operations for the foreseeable future and be able to realize its assets and discharge its liabilities and commitments in the normal course of business.

Information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment is included within the following notes and is described below:

(i)	Estimate of prepaid expenses or accrued expenses for research and development:

The Company records an estimate of accrued expenses for research and development. The period-end process involves assessing the status of research and development activities by analyzing open purchase orders and having discussions with the Company's personnel and service providers. This information is used to identify services that have been performed and estimate the level of service performed on the Company's behalf and the associated cost incurred for the service when the Company has not yet been invoiced or otherwise notified of the actual cost.

For research and development activities, the majority of service providers invoice the Company in arrears for services performed, either on a pre-determined schedule or when contractual milestones are met; however, some require advanced payments, such that payments to the service providers exceed the level of services provided. This impacts the amount of accrued expenses and prepaid balances related to research and developments costs as of period end.

The Company estimates its accrued expenses and prepaid expenses as of each statement of financial position date in its financial statements based on facts and circumstances known at that time. If the actual timing of the performance of services or the level of effort varies from the estimate, the Company will adjust research and development expenses in subsequent periods.

Other areas requiring the use of management estimates and judgements include assessing the recoverability of research tax credits, estimating the recoverable amount of the in-process research and development asset related to BLU-5937 for the purpose of the annual impairment test as well as estimating the initial fair value of equity-classified stock-based compensation. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which they are made and in future periods affected.